                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                    SUPPLEMENT DATED JANUARY 2, 2001 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS
     The Prospectus is hereby supplemented as follows:

     (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. Ted V. Mundy III is a Senior Vice President of the Adviser and Advisory Corp. since December 2000, and has been Vice President of Advisory Corp. since June 1995 and Vice President of the Adviser since September 1994. From September 1990 to June 1994, he was a Portfolio Manager with AMR Investment Services, Inc. Mr. Mundy has been primarily responsible for the day-to-day management of the Fund's investment portfolio since January 2001.

     (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000 and Fernando Sisto, effective December 31, 2000.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, by replacing Edward C. Wood, III*, Vice President, with John
H. Zimmermann, III*, Vice President, effective April 17, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    GOVT SPT 525

                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                    SUPPLEMENT DATED JANUARY 2, 2001 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Fernando Sisto, effective December 31, 2000.

     (2) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell and Tanya M. Loden, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
Age: 60                                     Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1995, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc. Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
Richard A. Ciccarone......................  Senior Vice President and Co-head of the Fixed Income
Date of Birth: 06/15/52                     Department of the Advisers, Van Kampen Management Inc.
Vice President                              and Van Kampen Advisors Inc. Prior to May 2000, he served
Age: 48                                     as Co-head of Municipal Investments and Director of
                                            Research of the Advisers, Van Kampen Management Inc. and
                                            Van Kampen Advisors Inc. Mr. Ciccarone first joined the
                                            Adviser in June 1983, and worked for the Adviser until
                                            May 1989, with his last position being a Vice President.
                                            From June 1989 to April 1996, he worked at EVEREN
                                            Securities (formerly known as Kemper Securities), with
                                            his last position at EVEREN being an Executive Vice
                                            President. Since April 1996, Mr. Ciccarone has been a
                                            Senior Vice President of the Advisers, Van Kampen
                                            Management Inc. and Van Kampen Advisors Inc.
John R. Reynoldson........................  Senior Vice President and Co-head of the Fixed Income
Date of Birth: 05/15/53                     Department of the Advisers, Van Kampen Management Inc.
Vice President                              and Van Kampen Advisors Inc. Prior to May 2000, he
Age: 47                                     managed the investment grade taxable group for the
                                            Adviser since July 1999. From July 1988 to June 1999, he
                                            managed the government securities bond group for Asset
                                            Management. Mr. Reynoldson has been with Asset Management
                                            since April 1987, and has been a Senior Vice President of
                                            Asset Management since July 1988. He has been a Senior
                                            Vice President of the Adviser and Van Kampen Management
                                            Inc. since June 1995 and Senior Vice President of Van
                                            Kampen Advisors Inc. since June 2000.

                                                                    GOVT SPT SAI

John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen Investments, President
Date of Birth: 11/25/57                     and Director of the Distributor and President of Van Kampen Insurance
Vice President                              Agency of Illinois Inc. Vice President of each of the funds in the Fund
Age: 43                                     Complex. From November 1992 to December 1997, Senior Vice President of
                                            the Distributor.

     (3) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (4) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Buck Consultants, Inc. and The Vanguard Group, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

     (5) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     "OTHER INFORMATION -- INDEPENDENT AUDITORS." Independent auditors for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent auditors, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent auditors effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent auditors was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE